Share Compensation (Details) - USD ($)			12 Months Ended
	Sep. 13, 2021	Jul. 13, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Arrangement [Abstract]
Shares of vested	18,000	18,000	18,000	15,000
Grant date value of restricted share units (in Dollars per share)	$ 1.64	$ 2.42
Aggregation shares of ordinary share	29,520	43,560
Unvested shares of ordinary share			15,000
Accrual of (Reversal of) share-based compensation expenses (in Dollars)			$ 211,832	$ 168,350	$ 159,984
Stock based compensation (in Dollars)			$ 534,479
Weighted average period			3 years 7 months 6 days